Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets
Goodwill acquired through business combinations has been allocated to CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments are as follows:

As at Dec. 31	2018	2017
Hydro	259	259
Wind and Solar	175	174
Energy Marketing	30	30
Total goodwill	464	463
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Coal rights	Software and other	Power sale contracts	Intangibles under development	Total
Cost
As at Dec. 31, 2016	178	268	223	24	693
Additions	—	31	—	20	51
Change in foreign exchange rates	—	(3)	—	—	(3)
Transfers	—	18	—	(15)	3
As at Dec. 31, 2017	178	314	223	29	744
Additions(1)	—	—	—	53	53
Retirements and disposals(2)	—	(2)	—	—	(2)
Change in foreign exchange rates	—	3	—	—	3
Transfers	7	24	14	(36)	9
As at Dec. 31, 2018	185	339	237	46	807

Accumulated amortization
As at Dec. 31, 2016	115	163	60	—	338
Amortization	8	24	9	—	41
Change in foreign exchange rates	—	1	—	—	1
Transfers	2	—	(2)	—	—
As at Dec. 31, 2017	125	188	67	—	380
Amortization	9	32	9	—	50
Retirements and disposals	—	(1)	—	—	(1)
Change in foreign exchange rates	—	2	—	—	2
Transfers	(17)	—	20	—	3
As at Dec. 31, 2018	117	221	96	—	434

Carrying amount
As at Dec. 31, 2016	63	105	163	24	355
As at Dec. 31, 2017	53	126	156	29	364
As at Dec. 31, 2018	68	118	141	46	373